DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings
The following table displays the components of our current and long term debt instruments:

	As of	As of
	December 31, 2017	December 31, 2016
Current debt:
Equipment financing credit facility	$147	$931
Finance leases	1,229	1,153
Ecobank Loan III	2,222	—
5% Convertible Debentures at fair value (see Note 5)	—	13,294
Vendor agreement	12,266	—
Total current debt	$15,864	$15,378
Long term debt:
Equipment financing credit facility	$—	$188
Finance leases	269	806
Ecobank Loan III	7,337	—
7% Convertible Debentures	42,515	47,617
Royal Gold loan	18,817	18,496
Vendor agreement	10,803	22,338
Total long term debt	$79,741	$89,445

Current portion	$15,864	$15,378
Long term portion	79,741	89,445
Total	$95,605	$104,823

Schedule of changes in borrowings
The changes in the carrying amount of the 7% Convertible Debentures are as follows:

	For the Years Ended December 31,
	2017	2016
Beginning balance	$47,617	$—
Principal value of debt issued	—	65,000
Embedded derivative fair value at debt issuance	—	(12,259)
Transaction costs	—	(2,271)
Conversions	(6,947)	(3,708)
Accretion of 7% Convertible Debentures discount	1,845	855
Balance at the end of the period	$42,515	$47,617

Schedule of payments on outstanding debt
Schedule of payments on outstanding debt as of December 31, 2017:

	Year ending December 31, 2018	Year ending December 31, 2019	Year ending December 31, 2020	Year ending December 31, 2021	Year ending December 31, 2022	Maturity
Equipment financing loans
Principal	$147	$—	$—	$—	$—	2018
Interest	4	—	—	—	—

Finance leases
Principal	1,229	269	—	—	—	2019
Interest	63	8	—	—	—

Ecobank Loan III
Principal	2,222	2,222	2,222	2,500	834	2022
Interest	831	629	429	245	56

7% Convertible Debentures
Principal	—	—	—	51,498	—	August 15, 2021
Interest	3,605	3,605	3,605	3,605	—

Royal Gold loan
Principal [1]	—	20,000	—	—	—	2019
Interest [2]	1,625	948	—	—	—

Vendor agreement
Principal	12,266	12,266	—	—	—	2019
Interest	1,418	498	—	—	—

Total principal	$15,864	$34,757	$2,222	$53,998	$834
Total interest	7,546	5,688	4,034	3,850	56
	$23,410	$40,445	$6,256	$57,848	$890

[1] Beginning with the three months ending June 30, 2017, the excess cash flow provision of the Royal Gold loan came into effect. The excess cash flow provision as defined in the Royal Gold loan agreement requires the Company to make mandatory repayments of 25% of excess cash flow for the remainder of 2017 and mandatory repayments of 50% excess cash flow beginning 2018 until maturity. The excess cash flow calculation is dependent upon factors some of which are beyond the Company's control such as gold price. No excess cash flow repayments have been required to date. The schedule of payments shows the total principal amount outstanding settled at maturity.
[2] Interest payments on the Royal Gold loan are based on the average daily LBMA gold price multiplied by 62.5% divided by 10,000 to a maximum interest rate of 11.5% per annum. The estimated interest payments are calculated based on $1,300 per ounce LBMA gold price.